Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,719,380,848.17	49,034		56.5 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.517%		July 15, 2024
Class A-2a Notes	$350,000,000.00	5.57%		June 15, 2026
Class A-2b Notes	$250,000,000.00	5.67851%	*	June 15, 2026
Class A-3 Notes	$479,000,000.00	5.23%		May 15, 2028
Class A-4 Notes	$71,000,000.00	5.06%		February 15, 2029
Class B Notes	$47,330,000.00	5.56%		March 15, 2029
Class C Notes	$31,610,000.00	5.71%		December 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.49%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,498,830.78

Principal:
Principal Collections	$34,479,164.47
Prepayments in Full	$19,339,786.61
Liquidation Proceeds	$41,870.08
Recoveries	$0.00
Sub Total	$53,860,821.16
Collections	$60,359,651.94

Purchase Amounts:
Purchase Amounts Related to Principal	$123,067.09
Purchase Amounts Related to Interest	$821.92
Sub Total	$123,889.01

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$60,483,540.95

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$60,483,540.95
Servicing Fee	$1,339,844.45	$1,339,844.45	$0.00	$0.00	$59,143,696.50
Interest - Class A-1 Notes	$1,135,985.40	$1,135,985.40	$0.00	$0.00	$58,007,711.10
Interest - Class A-2a Notes	$1,624,583.33	$1,624,583.33	$0.00	$0.00	$56,383,127.77
Interest - Class A-2b Notes	$1,222,457.01	$1,222,457.01	$0.00	$0.00	$55,160,670.76
Interest - Class A-3 Notes	$2,087,641.67	$2,087,641.67	$0.00	$0.00	$53,073,029.09
Interest - Class A-4 Notes	$299,383.33	$299,383.33	$0.00	$0.00	$52,773,645.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$52,773,645.76
Interest - Class B Notes	$219,295.67	$219,295.67	$0.00	$0.00	$52,554,350.09
Second Priority Principal Payment	$8,216,466.96	$8,216,466.96	$0.00	$0.00	$44,337,883.13
Interest - Class C Notes	$150,410.92	$150,410.92	$0.00	$0.00	$44,187,472.21
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$44,187,472.21
Regular Principal Payment	$230,900,599.29	$44,187,472.21	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$60,483,540.95

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$8,216,466.96
Regular Principal Payment					$44,187,472.21
Total					$52,403,939.17

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$52,403,939.17	$149.73	$1,135,985.40	$3.25	$53,539,924.57	$152.98
Class A-2a Notes	$0.00	$0.00	$1,624,583.33	$4.64	$1,624,583.33	$4.64
Class A-2b Notes	$0.00	$0.00	$1,222,457.01	$4.89	$1,222,457.01	$4.89
Class A-3 Notes	$0.00	$0.00	$2,087,641.67	$4.36	$2,087,641.67	$4.36
Class A-4 Notes	$0.00	$0.00	$299,383.33	$4.22	$299,383.33	$4.22
Class B Notes	$0.00	$0.00	$219,295.67	$4.63	$219,295.67	$4.63
Class C Notes	$0.00	$0.00	$150,410.92	$4.76	$150,410.92	$4.76
Total	$52,403,939.17	$33.19	$6,739,757.33	$4.27	$59,143,696.50	$37.46

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$239,117,066.25	0.6831916	$186,713,127.08	0.5334661
Class A-2a Notes	$350,000,000.00	1.0000000	$350,000,000.00	1.0000000
Class A-2b Notes	$250,000,000.00	1.0000000	$250,000,000.00	1.0000000
Class A-3 Notes	$479,000,000.00	1.0000000	$479,000,000.00	1.0000000
Class A-4 Notes	$71,000,000.00	1.0000000	$71,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,468,057,066.25	0.9297738	$1,415,653,127.08	0.8965845

Pool Information
Weighted Average APR	4.815%	4.827%
Weighted Average Remaining Term	54.91	54.16
Number of Receivables Outstanding	47,285	46,265
Pool Balance	$1,607,813,344.15	$1,553,651,174.60
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,477,494,087.26	$1,428,230,599.29
Pool Factor	0.9351118	0.9036108

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,366.14
Yield Supplement Overcollateralization Amount	$125,420,575.31
Targeted Overcollateralization Amount	$176,356,905.87
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$137,998,047.52

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,366.14
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,366.14
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,366.14

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	3
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		59	$178,281.30
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$178,281.30
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1331%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0002%
Current Collection Period			0.1353%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		149	$178,826.77
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$178,826.77
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0104%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,200.18
Average Net Loss for Receivables that have experienced a Realized Loss			$1,200.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.36%	157	$5,613,683.04
61-90 Days Delinquent	0.11%	34	$1,648,037.54
91-120 Days Delinquent	0.01%	3	$103,724.78
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.47%	194	$7,365,445.36

Repossession Inventory:
Repossessed in the Current Collection Period		16	$668,312.11
Total Repossessed Inventory		19	$886,589.71

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0021%
Prior Collection Period			0.0423%
Current Collection Period			0.0800%
Three Month Average			0.0414%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1128%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-B
Monthly Investor Report

Collection Period	August 2023
Payment Date	9/15/2023
Transaction Month	3

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	128	$5,292,611.80
2 Months Extended	141	$6,212,244.48
3+ Months Extended	10	$344,938.47

Total Receivables Extended	279	$11,849,794.75
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer